EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Calculation of Earnings Per Share
The calculation of earnings (loss) per share is as follows:

	Year ended December 31,
	2016	2017	2018
Numerator used in basic and diluted earnings per share:
Net income attributable to Daqo New Energy Corp. ordinary shareholders from continuing operations	$40,783,165	$96,929,053	$61,429,750
Income (loss) from discontinued operations, net of tax	2,710,591	(4,087,925)	(23,305,045)
Net income attributable to Daqo New Energy Corp. ordinary shareholders—basic and diluted	$43,493,756	$92,841,128	$38,124,705
Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	261,742,244	265,070,961	311,715,158
Plus: Dilutive effects of share options	3,075,511	6,020,839	6,346,349
Dilutive effects of RSUs	-	1,834,519	7,444,828
Weighted average number of ordinary shares outstanding used in computing earnings per share—diluted	264,817,755	272,926,319	325,506,335

Basic earnings per share-continuing operations	$0.16	$0.37	$0.19
Basic earnings (loss) per share-discontinued operations	$0.01	$(0.02)	$(0.07)
NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Basic	$0.17	$0.35	$0.12

Diluted earnings per share-continuing operations	$0.15	$0.35	$0.19
Diluted earnings (loss) per share-discontinued operations	$0.01	$(0.01)	$(0.07)
NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Diluted	$0.16	$0.34	$0.12